CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - HKD ($) $ in Thousands	Total	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated Other comprehensive income [Member]	Retained earnings [Member]
Balance at Dec. 31, 2015	$ 940,686	$ 101	$ 26,049	$ 7,599	$ 906,937
Balance (in shares) at Dec. 31, 2015		12,938,128
Net income for the year	692,042	$ 0	0	0	692,042
Dividend paid	(837,614)	0	0	0	(837,614)
Cumulative translation adjustment	(13,490)	0	0	(13,490)	0
Balance at Dec. 31, 2016	781,624	$ 101	26,049	(5,891)	761,365
Balance (in shares) at Dec. 31, 2016		12,938,128
Net income for the year	139,895	$ 0	0	0	139,895
Dividend paid	(151,376)	0	0	0	(151,376)
Cumulative translation adjustment	(813)	0	0	(813)	0
Balance at Dec. 31, 2017	769,330	$ 101	26,049	(6,704)	749,884
Balance (in shares) at Dec. 31, 2017		12,938,128
Net income for the year	177,974		0	0	177,974
Dividend paid	(403,669)	$ 0	0	0	(403,669)
Reclassification adjustment relating to exchange difference upon disposals of interests in subsidiaries	6,674	0	0	6,674	0
Balance at Dec. 31, 2018	$ 550,309	$ 101	$ 26,049	$ (30)	$ 524,189
Balance (in shares) at Dec. 31, 2018		12,938,128